Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 14 – Subsequent Events

On January 27, 2014, we entered into a six month Joint Marketing Agreement with a third party consultant. Pursuant to the terms of the agreement, we are required to pay a cash fee of $40,000 for the first month of service, $30,000 for the second and third month of service and $10,000 per month thereafter. Additionally, we issued 30,000 shares of our common stock.

On January 30, 2014, we granted 2,000 shares of our common stock to an advisor for services provided in January 2014.

On January 27, 2014, we raised $300,000 from the sale of 100,000 shares of newly designated Series A Convertible Preferred Stock (“Series A”).  The Series A shares: (i) convert into 100,000 shares of our common stock (subject to adjustment) at the option of the investor, (ii) are entitled to vote on all matters submitted to shareholders of the Company and vote on an as converted basis and (iii) have a liquidation preference.

Additionally, on January 27, 2014, we issued this investor 146,667 shares of newly designated Series C Convertible Preferred Stock (“Series C”) in exchange for 216,667 warrants, which were cancelled.  The Series C shares (i) convert into 146,667 shares of the Company’s common stock (subject to adjustment) at the option of the investor and (ii) are entitled to vote on all matters submitted to shareholders of the Company and vote on an as converted basis.

Both the Series A and Series C contain blockers which prevent this investor from beneficially owning more than 9.9% of the Company’s common stock.

On February 4, 2014, a holder of 25,000 shares of our 2010 Series B PS converted his shares into 1,587 shares of common stock, at a conversion rate of 0.0635 common shares for each share of 2010 Series B PS.

During February and March 2014, we sold 591,667 shares of our common stock in a private placement offering in exchange for $1,775,000. Palladium Capital Advisors, LLC acted as placement agent for the offering and was issued 22,083 five-year warrants exercisable at $3.00 per share. Net proceeds to the Company were $1,700,000.

In February 2014, holders of $820,000 convertible notes converted their principal, plus accrued interest, into 383,659 shares of common stock.

In February 2014, the holder of a $300,000 convertible note converted his note plus accrued interest into 103,232 shares of newly designated Series E Preferred Stock (“Series E”). The Series E shares (i) convert into 103,232 shares of our common stock (subject to adjustment) at the option of the holder; (ii) are entitled to vote on all matters submitted to shareholders of the Company and vote on an as converted basis (subject to a blocker) and (iii) contain a blocker which prevents the holder from beneficially owning more than 9.9% of the Company’s common stock..